Financial instruments (Details 24) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Abstract]
Accounts payable	$ 279,092	$ 203,346
Other accounts payable	558	587
Prepayments from customers	0	0
Total	279,650	203,933
Accounts payable	0	0
Other accounts payable	0	0
Prepayments from customers	3,813	4,027
Total	3,813	4,027
Accounts payable	279,092	203,346
Other accounts payable	558	587
Prepayments from customers	3,813	4,027
Total	$ 283,463	$ 207,960